Annual Total Returns	0 Months Ended
Jun. 18, 2012
(Columbia Greater China Fund - Class W) | (Columbia Greater China Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(12.49%)
Annual Return 2003	54.83%
Annual Return 2004	14.43%
Annual Return 2005	9.04%
Annual Return 2006	69.50%
Annual Return 2007	59.07%
Annual Return 2008	(50.08%)
Annual Return 2009	58.16%
Annual Return 2010	14.58%
Annual Return 2011	(23.33%)
(Columbia International Bond Fund - Class W) | (Columbia International Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2009	4.77%
Annual Return 2010	5.73%
Annual Return 2011	3.14%
(Columbia Pacific/Asia Fund - Class W) | (Columbia Pacific/Asia Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(8.19%)
Annual Return 2003	42.12%
Annual Return 2004	13.51%
Annual Return 2005	24.12%
Annual Return 2006	10.32%
Annual Return 2007	11.49%
Annual Return 2008	(40.30%)
Annual Return 2009	38.39%
Annual Return 2010	21.31%
Annual Return 2011	(13.45%)
(Columbia U.S. Treasury Index Fund - Class W) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	11.13%
Annual Return 2003	1.87%
Annual Return 2004	3.11%
Annual Return 2005	2.49%
Annual Return 2006	2.75%
Annual Return 2007	8.78%
Annual Return 2008	13.87%
Annual Return 2009	(3.77%)
Annual Return 2010	5.67%
Annual Return 2011	9.46%